Risk Management (Tables)	12 Months Ended
Dec. 31, 2021
Risk Management [Abstract]
Net Fair Value of Risk Management Positions
Net Fair Value of Risk Management Positions

As at December 31, 2021	Notional Volumes (1) (2)	Terms (3)	Weighted Average Price (1) (2)	Fair Value Asset (Liability)
Crude Oil and Condensate Contracts
WTI Fixed – Sell	61.8 MMbbls	January 2022 - June 2023	US$72.19/bbl	(188)
WTI Fixed – Buy	25.3 MMbbls	January 2022 - June 2023	US$71.55/bbl	94
Other Financial Positions (4)				24
Foreign Exchange Contracts				2
Total Fair Value				(68)
(1)     Million barrels (“MMbbls”). Barrel (“bbl”).
(2)     Notional volumes and weighted average price represent various contracts over the respective terms. The notional volumes and weighted average price may fluctuate from month to month as it represents the averages for various individual contracts with different terms.
(3)     Contract terms represent various individual contracts with different terms, and range from one to eighteen months.
(4)    Other financial positions consists of risk management positions related to WCS, heavy oil and condensate differential contracts, Belvieu fixed contracts, reformulated blendstock for oxygenate blending gasoline contracts, heating oil and natural gas fixed price contracts, and the Company's U.S. Manufacturing and Marketing activities.

Summary of Changes in Inputs to Option Pricing Model, Resulted in Unrealized Gains (Losses) Impacting Earnings Before Income Tax

As at December 31, 2021	Sensitivity Range	Increase	Decrease
WCS Forward Prices	± $5.00 per barrel	(45)	45

As at December 31, 2020	Sensitivity Range	Increase	Decrease
WCS Forward Prices	± $5.00 per barrel	(41)	32
WTI Option Implied Volatility	± five percent	(18)	17
Canadian to U.S. Dollar Foreign Exchange Rate Option Implied Volatility	± five percent	7	(10)
The impact of a five percent increase or decrease in WTI option price volatility and the Canadian-U.S. dollar foreign exchange rate options would result in nominal unrealized gains (losses) to earnings before income tax.
The impact of fluctuating commodity prices and foreign exchange rates on the Company’s open risk management positions could have resulted in an unrealized gain (loss) impacting earnings before income tax as follows:

As at December 31, 2021	Sensitivity Range	Increase	Decrease
Crude Oil Commodity Price	± US$5.00/bbl Applied to WTI, Condensate and Related Hedges	(225)	225
WCS and Condensate Differential Price	± US$2.50/bbl Applied to WCS and Differential Hedges Tied to Production	4	(4)
Refined Products Commodity Price	± US$5.00/bbl Applied to Heating Oil and Gasoline Hedges	(2)	2
U.S. to Canadian Dollar Exchange Rate	± 0.05 in the U.S. to Canadian Dollar Exchange Rate	11	(12)

As at December 31, 2020	Sensitivity Range	Increase	Decrease
Crude Oil Commodity Price	± US$5.00/bbl Applied to WTI, Condensate and Related Hedges	(44)	44
WCS and Condensate Differential Price	± US$2.50/bbl Applied to WCS and Differential Hedges Tied to Production	(2)	2

Undiscounted Cash Outflows Relating to Financial Liabilities
Undiscounted cash outflows relating to financial liabilities are:

As at December 31, 2021	1 Year	Years 2 and 3	Years 4 and 5	Thereafter	Total
Accounts Payable and Accrued Liabilities	6,353	—	—	—	6,353
Short-Term Borrowings (1)	79	—	—	—	79
Long-Term Debt (1)(2)	561	1,608	2,603	14,892	19,664
Contingent Payment	238	—	—	—	238
Lease Liabilities (1)	453	794	634	3,192	5,073

As at December 31, 2020	1 Year	Years 2 and 3	Years 4 and 5	Thereafter	Total
Accounts Payable and Accrued Liabilities	2,018	—	—	—	2,018
Short-Term Borrowings (1)	121	—	—	—	121
Long-Term Debt (1)	385	1,965	1,966	8,627	12,943
Contingent Payment	36	28	—	—	64
Lease Liabilities (1)	254	445	365	1,412	2,476
(1)     Principal and interest, including current portion if applicable.
(2)     On January 10, 2022, the Company announced its intention to redeem the entire outstanding balance of its 3.80 percent notes and 4.00 percent unsecured notes on February 9, 2022. Long-term debt maturities above have not been adjusted for this redemption.